Regulatory Matters	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Regulatory Matters
Regulatory Matters

The Bank, as a state-chartered, federally insured savings bank, is subject to the capital requirements established by the FDIC. Under the FDIC's capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weighting and other factors.

The Company is a bank holding company registered with the Federal Reserve. Bank holding companies are subject to capital adequacy requirements of the Federal Reserve under the Bank Holding Company Act of 1956, as amended, and the regulations of the Federal Reserve. For a bank holding company with less than $1.0 billion in assets, the capital guidelines apply on a bank only basis and the Federal Reserve expects the holding company's subsidiary banks to be well-capitalized under the prompt corrective action regulations. If Security Federal Corporation was subject to regulatory guidelines for bank holding companies with $1.0 billion or more in assets, at December 31, 2017, it would have exceeded all regulatory capital requirements.

Based on its capital levels at December 31, 2017, the Bank exceeded all regulatory capital requirements as of that date. Consistent with the Bank's goals to operate a sound and profitable organization, it is the Bank's policy to maintain a "well-capitalized" status under the regulatory capital categories of the FDIC. Based on capital levels at December 31, 2017, the Bank was considered to be "well-capitalized" under applicable regulatory requirements. Management monitors the capital levels to provide for current and future business opportunities and to maintain the Bank's "well-capitalized" status. The following tables provide the Company’s and the Bank’s regulatory capital requirements and actual results at December 31, 2017 and 2016.

(15)         Regulatory Matters, Continued

The Company and the Bank’s regulatory capital amounts and ratios were as follows as of the dates indicated:

	Actual		For Capital Adequacy		To Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
December 31, 2017
SECURITY FEDERAL CORP.
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$78,790	15.8%	$29,998	6.0%	N/A	N/A
Total Risk-Based Capital (To Risk Weighted Assets)	85,066	17.0%	39,997	8.0%	N/A	N/A
Common Equity Tier 1 Capital (To Risk Weighted Assets)	73,790	14.8%	22,498	4.5%	N/A	N/A
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	78,790	9.1%	34,518	4.0%	N/A	N/A
SECURITY FEDERAL BANK
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$88,275	17.7%	$29,989	6.0%	$39,985	8.0%
Total Risk-Based Capital (To Risk Weighted Assets)	94,547	18.9%	39,985	8.0%	49,981	10.0%
Common Equity Tier 1 Capital (To Risk Weighted Assets)	88,275	17.7%	22,491	4.5%	32,488	6.5%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	88,275	10.2%	34,512	4.0%	43,140	5.0%

December 31, 2016
SECURITY FEDERAL CORP.
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$73,787	16.6%	$26,714	6.0%	N/A	N/A
Total Risk-Based Capital (To Risk Weighted Assets)	79,383	17.8%	35,618	8.0%	N/A	N/A
Common Equity Tier 1 Capital (To Risk Weighted Assets)	68,787	15.4%	20,035	4.5%	N/A	N/A
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	73,787	9.1%	32,548	4.0%	N/A	N/A
SECURITY FEDERAL BANK
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$88,139	19.8%	$26,694	6.0%	$35,592	8.0%
Total Risk-Based Capital (To Risk Weighted Assets)	93,735	21.1%	35,592	8.0%	44,490	10.0%
Common Equity Tier 1 Capital (To Risk Weighted Assets)	88,139	19.8%	20,021	4.5%	28,919	6.5%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	88,139	10.8%	32,587	4.0%	40,734	5.0%

In addition to the minimum common equity Tier 1 ("CET1"), Tier 1 and total capital ratios, the Bank now has to maintain a capital conservation buffer consisting of additional CET1 capital above the required minimum levels in order to avoid limitations on paying dividends, engaging in share repurchases, and paying discretionary bonuses based on percentages of eligible retained income that could be utilized for such actions. The capital conservation buffer requirement began to be phased in on January 1, 2016 when more than 0.625% of risk-weighted assets was required, and increases by 0.625% on each subsequent January 1, until fully implemented to an amount equal to 2.5% of risk weighted assets in January 2019. At December 31, 2017 the Bank’s CET1 capital exceeded the required capital conservation buffer of 1.25%.

(15)         Regulatory Matters, Continued

The FDIC also has authority to establish individual minimum capital requirements in appropriate cases upon a determination that an institution's capital level is or may become inadequate in light of particular risks or circumstances. Management of the Company and the Bank believe that, under the current regulations, the Company and the Bank will continue to meet their minimum capital requirements in the foreseeable future.